QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
QUARTERLY FINANCIAL DATA (UNAUDITED)
Net Sales	$ 2,257,000,000	$ 1,994,000,000	$ 2,146,000,000	$ 2,059,000,000	$ 1,836,000,000	$ 1,652,000,000	$ 1,893,000,000	$ 1,875,000,000	$ 1,608,000,000	$ 4,325,000,000	$ 3,895,000,000	$ 8,035,000,000	$ 7,028,000,000	$ 6,449,000,000
Gross Profit	661,000,000	587,000,000	616,000,000	594,000,000	523,000,000	486,000,000	535,000,000	533,000,000	460,000,000	1,259,000,000	1,117,000,000	2,320,000,000	2,014,000,000	1,841,000,000
Loss from continuing operations	(72,000,000)	(714,000,000)	(53,000,000)	(56,000,000)	(376,000,000)	(167,000,000)	(119,000,000)	(108,000,000)	(169,000,000)	(203,000,000)	(432,000,000)	(1,199,000,000)	(563,000,000)	(613,000,000)
Net Income (Loss)	(72,000,000)	(713,000,000)	(50,000,000)	(56,000,000)	(360,000,000)	(173,000,000)	(105,000,000)	(101,000,000)	(164,000,000)	(203,000,000)	(416,000,000)	(1,179,000,000)	(543,000,000)	(619,000,000)
Loss on extinguishment of debt		489,000,000			220,000,000							709,000,000		5,000,000
Goodwill and other intangible asset impairment		152,000,000										152,000,000
Goodwill and other intangible asset impairment, net of tax		113,000,000
Tax impact related to losses on extinguishment of debt												$ 0